Offsets	Oct. 25, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Essential Properties Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-280265
Initial Filing Date	Jun. 17, 2024
Fee Offset Claimed	$ 23,617.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 160,007,843.00
Termination / Withdrawal Statement	Essential Properties Realty Trust, Inc. (the "Registrant") is registering shares of common stock having a proposed maximum aggregate offering price of up to $750,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates. Previously, the Registrant filed a prospectus supplement, dated June 17, 2024 to a prospectus, dated June 17, 2024, constituting part of its Registration Statement on Form S-3 (File No. 333-280265) and paid a registration fee relating to the offer and sale of shares of its Common Stock, $0.01 par value per share (the "Common Stock") with a proposed maximum aggregate offering price of $500,000,000 under its then current "at-the-market" program (the "2024 ATM Program"). Common Stock with an aggregate offering price of $339,992,157 has been sold under the 2024 ATM Program, with the result that Common Stock with an aggregate offering price of $160,007,843 remain available for sale under such program. The 2024 ATM Program is being terminated concurrently with the filing of this prospectus supplement. The registration fee paid in connection with the unsold shares under the 2024 ATM Program is being applied to the "at-the-market" program that is being established pursuant to the prospectus supplement to which this Exhibit 107 relates.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Essential Properties Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-280265
Filing Date	Jun. 17, 2024
Fee Paid with Fee Offset Source	$ 62,994.00